PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2024
Prepaid Expenses And Other Current Assets
SCHEDULE OF PREPAID EXPENSE AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets are comprised of the following:

	September 30,	December 31,
	2024	2023
Prepaid insurance	$16,653	$554,097
Prepaid research and development	12,144	17,309
Other prepaid expenses	219,940	61,750
Total prepaid expenses and other current assets	$248,737	$633,156

Prepaid expenses and other current assets are comprised of the following:

	For the year ended December 31,
	2023	2022
Prepaid insurance	$554,097	$610,208
Prepaid research and development	17,309	80,910
Other prepaid expenses	61,750	120,315
Total prepaid expenses and other current assets	$633,156	$811,433